Document and Entity Information	May 27, 2022
Cover [Abstract]
Entity Central Index Key	0001761312
Document Type	8-K
Document Period End Date	May 27, 2022
Entity File Number	001-38873
Entity Registrant Name	Palomar Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-3972551
Entity Address, Address Line One	7979 Ivanhoe Avenue
Entity Address, Adress Line Two	Suite 500
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	619
Local Phone Number	567-5290
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PLMR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Current Fiscal Year End Date	--12-31